SHAREHOLDERS' EQUITY (Schedule Compensation Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	$ 1,502	$ 1,846
Cost of Revenues [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	315	321
Research and Development Expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	69	89
Marketing and selling expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	201	269
General and Administrative Expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	$ 917	$ 1,167